Stock Incentive Plans - Schedule of Stock-based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense related to share-based compensation	$ 222	$ 230	$ 165
Stock Options and ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense related to share-based compensation	79	90	103
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense related to share-based compensation	$ 143	140	$ 62
Restricted Stock | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense related to share-based compensation		$ 38